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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):     [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      _____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert H. Weiss
Title:      General Counsel of MatlinPatterson Capital Management GP LLC,
            its general partner
Phone:      (212) 651-9525

Signature, Place, and Date of Signing:

/s/ Robert H. Weiss                 New York, NY            February 14, 2008
---------------------------     --------------------     -----------------------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   56
                                                          ------------------

Form 13F Information Table Value Total:                             $224,013
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         -----------                -----------------

                     MatlinPatterson Capital Management L.P.
                           Form 13F Information Table
                         Quarter ended December 31, 2007

                                                                               Investment Discretion          Voting Authority
                                                                               ---------------------          ----------------
-------------------------------------------------------------------------------------------------------------------------------
                                   Fair
                                   -----
                                   Market
                                   ------
                                   Value          Shares or
                                   ------         ---------
             Title of   Cusip      in             Principal     SH/   Put/        Shared   Shared  Other
             --------   -----      --             ---------     ---   ----        ------   ------  -----
Issuer       Class      Number     thousands)     Amount        PRN   Call  Sole  Defined  Other   Managers Sole   Shared  None
------       -----      ------     ----------     ------        ---   ----  ----  -------  -----   -------- ----   ------  ----
-------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD    COM        035128206     $3,249         75,900     SH          X                               X
ASHANTI
LIMITED
SPONSORED
ADR
-------------------------------------------------------------------------------------------------------------------------------
APPLIED
MATERIALS
INC          COM        038222105     $1,776        100,000     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
ATLAS AIR
WORLDWIDE
HOLDINGS     COM        049164205    $13,891        256,200     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
BORGWARNER
INC.         COM        099724106     $3,873         80,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
CAL-MAINE
FOODS INC    COM        128030202       $265         10,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE
FINANCIAL
CORP         COM        14040H105       $473         10,000     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE
FINANCIAL
CORP         COM        14040H105     $4,726        100,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE
FINANCIAL
CORP         COM        222372104       $671         75,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC  COM        231021106     $4,458         70,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
DELTA AIR
LINES, INC.  COM        247361702     $1,901        127,700     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
DELTA AIR
LINES, INC.  COM        247361702     $3,201        215,000     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
DELTA AIR
LINES, INC.  COM        247361702       $596         40,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
DEVON
ENERGY
CORPORA-
TION
(NEW)        COM        25179M103     $4,223         47,500     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC.  CL A       26817G102    $15,925      2,230,400     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC.  CL A       26817G102     $4,284        600,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC.  CL A       26817G102       $446         62,500     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
EMMIS
COMMUNI-
CATIONS CORP CL A       291525103     $1,311        340,550     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
E*TRADE
FINANCIAL
CORPORATION  COM        269246104     $1,074        302,500     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
E*TRADE
FINANCIAL
CORPORATION  COM        269246104       $178         50,000     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------

                     MatlinPatterson Capital Management L.P.
                           Form 13F Information Table
                         Quarter ended December 31, 2007

                                                                               Investment Discretion          Voting Authority
                                                                               ---------------------          ----------------
-------------------------------------------------------------------------------------------------------------------------------
                                   Fair
                                   -----
                                   Market
                                   ------
                                   Value          Shares or
                                   ------         ---------
             Title of   Cusip      in             Principal     SH/   Put/        Shared   Shared  Other
             --------   -----      --             ---------     ---   ----        ------   ------  -----
Issuer       Class      Number     thousands)     Amount        PRN   Call  Sole  Defined  Other   Managers Sole   Shared  None
------       -----      ------     ----------     ------        ---   ----  ----  -------  -----   -------- ----   ------  ----
-------------------------------------------------------------------------------------------------------------------------------
FORESTAR
REAL ESTATE
GROUP INC*.  COM        346233109       $412         17,466     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
GASTAR
EXPLORATION
LTD          COM        367299104       $295        236,000     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
GRAFTECH
INTER-
NATIONAL
LTD          COM        384313102       $506         28,500     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
GRANITE
CONSTRUC-
TION INC.    COM        387328107     $1,809         50,000     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
GUARANTY
FINANCIAL
GROUP INC.   COM        40108N106       $439         27,466     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
HARLEY-
DAVIDSON
INC          COM        412822108     $6,773        145,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
INSTEEL
INDUSTRIES
INC          COM        45774W108     $2,218        189,054     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
JONES SODA
CO.          COM        48023P106     $1,205        162,000     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
MEDIACOM
COMMUNI-
CATIONS
CORP         CL A       58446K105       $367         80,000     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
MERCER
INTER-
NATIONAL
INC          COM        588056101     $4,822        615,848     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
MGIC
INVESTMENT
CORP         COM        552848103     $1,541         68,700     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
MUELLER
WATER        COM
PRODUCTS,    SERIES
INC.         A          624758108     $2,860        300,458     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
NEW
FRONTIER
MEDIA INC    COM        644398109       $161         29,186     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY,
INC.         COM        629377508     $8,885        205,000     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
OWENS
CORNING      COM        690742101       $833         41,200     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
POOL CORP    COM        73278L105       $694         35,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
RELIANT
ENERGY, INC. COM        75952B105    $10,808        411,886     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------

                     MatlinPatterson Capital Management L.P.
                           Form 13F Information Table
                         Quarter ended December 31, 2007

                                                                               Investment Discretion          Voting Authority
                                                                               ---------------------          ----------------
-------------------------------------------------------------------------------------------------------------------------------
                                   Fair
                                   -----
                                   Market
                                   ------
                                   Value          Shares or
                                   ------         ---------
             Title of   Cusip      in             Principal     SH/   Put/        Shared   Shared  Other
             --------   -----      --             ---------     ---   ----        ------   ------  -----
Issuer       Class      Number     thousands)     Amount        PRN   Call  Sole  Defined  Other   Managers Sole   Shared  None
------       -----      ------     ----------     ------        ---   ----  ----  -------  -----   -------- ----   ------  ----
-------------------------------------------------------------------------------------------------------------------------------
RELIANT
ENERGY, INC. COM        75952B105     $3,280        125,000     SH    CALL  X                               X
-------------------------------------------------------------------------------------------------------------------------------
RELIANT
ENERGY INC.  COM        75952B105     $5,248        200,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
ROSETTA
RESOURCES
INC          COM        777779307    $15,346        773,893     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
SHERWIN-
WILLIAMS CO  COM        824348106     $1,741         30,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
SIMON
PROPERTY
GROUP INC    COM        828806109     $1,980         22,800     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
SMITH &
WESSON
HOLDING
CORP         COM        831756101       $763        125,000     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
SOUTH-
WESTERN
ENERGY CO.   COM        845467109    $12,721        228,300     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
SOUTH-
WESTERN
ENERGY CO.   COM        845467109    $11,144        200,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
SPANSION
INC.         CL A       84649R101       $295         75,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
STANDARD &
POORS DEP    UNIT SER
RECPTS SPDR  1          78462F103     $3,363         23,000     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
TEMPLE
INLAND INC   COM        879868107     $1,093         52,400     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
TEMPLE
INLAND INC   COM        879868107       $880         42,200     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
TOREADOR
RES CORP     COM        891050106    $12,583      1,800,152     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
TRINITY
INDUSTRIES
INC (DEL)    COM        896522109    $12,461        448,900     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
TRINITY
INDUSTRIES
INC (DEL)    COM        896522109     $3,609        130,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
VALERO
ENERGY
CORPORATION  COM        91913Y100    $10,375        148,150     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
VALERO
ENERGY
CORPORATION  COM        91913Y100    $10,610        151,500     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------
WASHINGTON
MUTUAL, INC. COM        939322103     $1,701        125,000     SH     PUT  X                               X
-------------------------------------------------------------------------------------------------------------------------------

                     MatlinPatterson Capital Management L.P.
                           Form 13F Information Table
                         Quarter ended December 31, 2007

                                                                               Investment Discretion          Voting Authority
                                                                               ---------------------          ----------------
-------------------------------------------------------------------------------------------------------------------------------
                                   Fair
                                   -----
                                   Market
                                   ------
                                   Value          Shares or
                                   ------         ---------
             Title of   Cusip      in             Principal     SH/   Put/        Shared   Shared  Other
             --------   -----      --             ---------     ---   ----        ------   ------  -----
Issuer       Class      Number     thousands)     Amount        PRN   Call  Sole  Defined  Other   Managers Sole   Shared  None
------       -----      ------     ----------     ------        ---   ----  ----  -------  -----   -------- ----   ------  ----
-------------------------------------------------------------------------------------------------------------------------------
WEYER-
HAEUSER CO   COM        962166104     $3,208         43,500     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
YAMANA
GOLD INC     COM        98462Y100       $463         35,800     SH          X                               X
-------------------------------------------------------------------------------------------------------------------------------
Total Fair                          $224,013
Market
Value
(in
thousands)